Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill and Intangible Assets
5. G
OODWILL
AND
I
NTANGIBLE
A
SSETS
Definite-lived intangible assets consist entirely of developed technology, which had a net carrying amount of $2,358 thousand and $7,436 thousand at December 31, 2020 and September 30, 2021, respectively. At December 31, 2020 and September 30, 2021, accumulated amortization related to the Company’s developed technology was $264 thousand and $1,744 thousand, respectively. The Company’s developed technology has a useful life of 3 to 5 years. Prior to its impairment, recorded during the nine months ended September 30, 2020, the Company’s definite-lived intangible assets included supplier relationships, customer relationships, and non-compete
agreements, in addition to developed technology.
The net changes in the carrying amounts of the Company’s intangible assets and goodwill during the nine months ended September 30, 2020 were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2020	$149,948	$143,400	$1,060,428
Capitalized development costs	6,039	—	—
Impairment	(107,365)	(78,734)	(377,101)
Disposals	(124)	—	—
Amortization	(47,178)	—	—

Balance at September 30, 2020	$1,320	$64,666	$683,327

The net changes in the carrying amounts of the Company’s intangible assets and goodwill during the nine months ended September 30, 2021 were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2021	$2,358	$64,666	$683,327
Capitalized development costs	6,558	—	—
Amortization	(1,480)	—	—

Balance at September 30, 2021	$7,436	$64,666	$683,327

The Company had $563,200 thousand of cumulative impairment to its intangible assets and goodwill as of December 31, 2020 and September 30, 2021.

7. G
OODWILL
AND
I
NTANGIBLE
A
SSETS
The Company has two operating segments, Marketplace and Resale, which consist of a single reporting unit each. The Company’s goodwill is recorded on the Company’s Marketplace operating segment and reporting unit.
Definite-lived intangible assets consisted of the following at December 31, 2019 and 2020 (in thousands):

	December 31, 2019			December 31, 2020
	Cost	Accumulated Amortization	Net Carrying amount	Cost	Accumulated Amortization	Net Carrying amount
Developed Technology	$158,759	$(75,458)	$83,301	$2,622	$(264)	$2,358
Supplier Relationships	137,200	(84,612)	52,588	—	—	—
Customer Relationships	71,300	(58,134)	13,166	—	—	—
Non-compete Agreements	5,360	(4,467)	893	—	—	—

Total definite-lived intangibles assets	$372,619	$(222,671)	$149,948	$2,622	$(264)	$2,358

The net changes in the carrying amounts of the Company’s intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balances at January 1, 2019	$224,777	$143,400	$1,039,184
Acquisition	9,700	—	21,244
Capitalized development costs	7,949	—	—
Disposals	(983)	—	—
Amortization	(91,495)	—	—

Balances at December 31, 2019	149,948	143,400	1,060,428
Capitalized development costs	7,264	—	—
Impairment	(107,365)	(78,734)	(377,101)
Disposals	(124)	—	—
Amortization	(47,365)	—	—

Balances at December 31, 2020	$2,358	$64,666	$683,327

Amortization expense on the definite-lived intangible assets was $91,495 thousand and $47,365 thousand for the years ended December 31, 2019 and 2020, respectively, and is presented in Depreciation and amortization expense in the Statements of Operations and Comprehensive Loss.
The estimated future amortization expense related to the definite-lived intangible assets as of December 31, 2020 is as follows (in thousands):

2021	$872
2022	872
2023	614

Total	$2,358

The Company recorded an impairment to its goodwill and intangible assets during 2020. Refer to Note 8,
Impairments,
for additional information. There were no impairments recorded during 2019.